Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Financial Risk Management Explanatory [Line Items]
Schedule of maturity analysis for financial liabilities [text block]
The following, except for payables (including related parties) and equipment and construction payable, are the contractual maturities of other financial liabilities. The amounts include estimated interest payments (except for short-term borrowings) but exclude the impact of netting agreements.

	Contractual cash flows	2018.1.1~ 2018.12.31	2019.1.1~ 2020.12.31	2021.1.1~ 2022.12.31	2023 and thereafter
	(in thousands)
December 31, 2017
Non-derivative financial liabilities
Short-term borrowings	$3,424,376	3,424,376	-	-	-
Long-term borrowings (including current installments)	119,344,944	10,941,692	68,455,501	33,892,568	6,055,183
Refundable deposits	838,482	33,510	9,902	-	795,070
Derivative financial instruments
Foreign currency forward contracts – inflows	(22,124,574)	(22,124,574)	-	-	-
Foreign currency forward contracts – outflows	22,170,245	22,170,245	-	-	-
	$123,653,473	14,445,249	68,465,403	33,892,568	6,850,253

	Contractual cash flows	2017.1.1~ 2017.12.31	2018.1.1~ 2019.12.31	2020.1.1~ 2021.12.31	2022 and thereafter
	(in thousands)
December 31, 2016
Non-derivative financial liabilities
Short-term borrowings	$526,723	526,723	-	-	-
Long-term borrowings (including current installments)	133,125,692	21,116,908	75,423,482	27,662,194	8,923,108
Refundable deposits	838,263	75,970	3,078	7,275	751,940
Derivative financial instruments
Foreign currency forward contracts – inflows	(37,819,838)	(37,819,838)	-	-	-
Foreign currency forward contracts – outflows	38,625,310	38,625,310	-	-	-
Interest rate swap contracts	3,446	3,446	-	-	-
	$135,299,596	22,528,519	75,426,560	27,669,469	9,675,048

Schedule of sensitivity analysis of currency risk [text block]
Depreciation or appreciation of the NTD by 1% against the USD, EUR and JPY at December 31, 2017 and 2016, while all other variables were remained constant, would have increased or decreased the net profit before tax for the years ended December 31, 2017 and 2016 as follows:

	For the years ended December 31,
	2017	2016
	(in thousands)
1% of depreciation	$280,968	401,217
1% of appreciation	(280,968)	(401,217)

Currency risk [member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Disclosure of detailed information about exposure to foreign currency risk [text block]
The Company’s significant exposure to foreign currency risk was as follows:

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
December 31, 2017
Financial assets
Monetary items
USD	$2,084,406	29.840	62,198,675
JPY	10,228,194	0.2644	2,704,334
EUR	46,517	35.632	1,657,494
Non-monetary items
USD	3,300	29.840	98,472
RMB	19,426	4.5697	88,771

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
Financial liabilities
Monetary items
USD	1,048,371	29.840	31,283,391
JPY	27,100,546	0.2644	7,165,384
EUR	418	35.632	14,894

December 31, 2016
Financial assets
Monetary items
USD	$2,287,148	32.312	73,902,326
JPY	20,236,416	0.2773	5,611,558
EUR	106,660	33.895	3,615,241
Non-monetary items
USD	3,000	32.312	96,936
RMB	20,758	4.6391	96,298

Financial liabilities
Monetary items
USD	1,099,799	32.312	35,536,705
JPY	26,820,343	0.2773	7,437,281
EUR	987	33.895	33,454